Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Investments

2. Investments
The amortized cost and fair value of fixed maturities securities are as follows (in millions):

	June 30, 2021
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities available-for-sale:
U.S. government and agencies	10.0	—	—	10.0
States, and other territories	5.9	—	—	5.9
Corporate securities	18.5	—	(0.1)	18.4
Foreign securities	0.3	—	—	0.3
Residential mortgage-backed securities	10.7	—	(0.1)	10.6
Commercial mortgage-backed securities	5.1	—	(0.1)	5.0
Asset backed securities	6.4	—	—	6.4

Total	$56.9	$—	$(0.3)	$56.6

	December 31, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities available-for-sale:
U.S. government and agencies	10.1	—	—	10.1
States, and other territories	5.1	—	—	5.1
Corporate securities	17.4	—	—	17.4
Foreign securities	0.8	—	—	0.8
Residential mortgage-backed securities	12.9	—	—	12.9
Commercial mortgage-backed securities	5.4	0.1	—	5.5
Asset backed securities	4.2	—	—	4.2

Total	$55.9	$0.1	$—	$56.0

As of June 30, 2021, no securities have been in a continuous unrealized loss position for greater than 12 months. There were no other-than-temporary impairments recognized for the three month periods ended June 30, 2021 and 2020.

The amortized cost and fair value of fixed maturities securities by contractual maturity are as follows (in millions):

	June 30, 2021
	Amortized Cost	Fair Value
Due to mature:
One year or less	$9.3	$9.3
After one year through five years	21.1	21.1
After five years	4.2	4.1
After ten years	0.1	0.1
Residential mortgage-backed securities	10.7	10.6
Commercial mortgage-backed securities	5.1	5.0
Asset backed securities	6.4	6.4

Total fixed maturities available-for-sale	$56.9	$56.6

Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.
Net realized gains on fixed maturity securities and short-term investments were insignificant for the periods ended June 30, 2021 and 2020, respectively.
The Company’s net investment income is comprised of the following (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Fixed maturities income	$0.1	$0.2	$0.2	$0.6

Total gross investment income	0.1	0.2	0.2	0.6
Investment expenses	—	—	—	—

Net investment income	$0.1	$0.2	$0.2	$0.6

Pursuant to certain regulatory requirements, the Company is required to hold assets on deposit with various state insurance departments for the benefit of policyholders. These special deposits are included in fixed maturities, available-for-sale
on the consolidated balance sheets. The following table reflects special deposits (in millions):

	June 30, 2021
	Amortized Cost	Fair Value
State
Illinois	$1.6	$1.6
Colorado	1.5	1.5
Nevada	0.2	0.2
North Carolina	0.3	0.3
Virginia	0.3	0.4
New Mexico	0.3	0.4
New York	3.1	3.1
Vermont	0.3	0.3
Massachusetts	0.1	0.1
Florida	0.3	0.3
Georgia	0.1	0.1

Total states	$8.1	$8.3

2. Investments
The amortized cost and fair value of fixed maturities securities and short-term investments are as follows (in millions):

	As of December 31, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities available-for-sale:
U.S. government and agencies	$9.5	$—	$—	$9.5
All other government	0.6	—	—	0.6
States, and other territories	5.1	—	—	5.1
Corporate securities	17.4	—	—	17.4
Foreign securities	0.8	—	—	0.8
Residential mortgage-backed securities	12.9	—	—	12.9
Commercial mortgage-backed securities	5.4	0.1	—	5.5
Asset backed securities	4.2	—	—	4.2

Total	$55.9	$0.1	$—	$56.0

	As of December 31, 2019
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Short-term investments:
U.S. government securities	$96.4	$0.1	$—	$96.5

Total	$96.4	$0.1	$—	$96.5

As of December 31, 2020, no securities have been in a continuous unrealized loss position. There were no other-than-temporary impairments recognized for the years ended December 31, 2020 and 2019.
The amortized cost and fair value of fixed maturities securities and short-term investments by contractual maturity are as follows (in millions):

	As of December 31, 2020
	Amortized Cost	Fair Value
Due to mature:
One year or less	$6.4	$6.4
After one year through five years	21.5	21.5
After five years	5.4	5.4
After ten years	0.1	0.1
Residential mortgage-backed securities	12.9	12.9
Commercial mortgage-backed securities	5.4	5.5
Asset backed securities	4.2	4.2

Total fixed maturities available-for-sale	$55.9	$56.0

	As of December 31, 2019
	Amortized Cost	Fair Value
Due to mature:
One year or less	$96.4	$96.5

Total short-term investments	$96.4	$96.5

Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.
Net realized gains fixed maturity securities and short-term investments were insignificant for the year ended December 31, 2020 and 2019, respectively.
The Company’s net investment income is comprised of the following (in millions):

	Year ended December 31,
	2020	2019
Fixed maturities income	$1.1	$—
Short-term investment income	—	2.2

Total gross investment income	1.1	2.2
Investment expenses	—	—

Net investment income	$1.1	$2.2

Pursuant to certain regulatory requirements, the Company is required to hold assets on deposit with various state insurance departments for the benefit of policyholders. These special deposits are included in fixed maturities, available-for-sale
on the consolidated balance sheets. The following table reflects special deposits (in millions):

	As of December 31, 2020
	Amortized Cost	Fair Value
State
Illinois	$1.6	$1.6
Colorado	1.5	1.5
Nevada	0.4	0.4
North Carolina	0.3	0.3
Virginia	0.4	0.4
New Mexico	0.4	0.4
New York	3.1	3.1
Vermont	0.3	0.3
Massachusetts	0.1	0.1
Florida	0.3	0.3

Total states	$8.4	$8.4